Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Registrant Name	IM Cannabis Corp.
Entity Central Index Key	0001792030
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2